Related Party Transactions_Significant Investment And Collection Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Korea Credit Bureau Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		90	135
Balhae Infrastructure Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		894	592
Withdrawal and others		6,973	6,855
KB SPROTT Renewable Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		4,129	1,667
Withdrawal and others		0	0
KB Social Impact Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,500	1,500
Withdrawal and others		0	0
KBSP Private Equity Fund No.4
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	6,100
Withdrawal and others		0	0
KB-Stonebridge Secondary Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		9,093	7,070
Withdrawal and others		0	1,855
KB No.9 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	0
Withdrawal and others	[1]	₩ 0	₩ 16
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
KB No.17 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 1
Withdrawal and others		0	0
KB No.18 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	1
Withdrawal and others		0	0
KB No.19 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	1
Withdrawal and others		0	0
KB No.20 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	1
Withdrawal and others		0	0
KB Cape No.1 Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	2,000
Withdrawal and others		0	0
KB-Solidus Global Healthcare Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		10,920	10,400
Withdrawal and others		4,940	13,520
KB-UTC Inno-Tech Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		16,965	450
Withdrawal and others		0	0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	5,000
Withdrawal and others		6,400	0
POSCO-KB Shipbuilding Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		5,000	2,500
Withdrawal and others		2,125	0
KoFC KBIC Frontier Champ 2010-5(PEF)
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	0
Withdrawal and others	[1]	₩ 0	₩ 138
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
KB GwS Private Securities Investment Trust
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		9,523	7,276
Aju Good Technology Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	1,960
Withdrawal and others		2,885	0
KB-TS Technology Venture Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		2,240	7,840
Withdrawal and others		5,488	2,240
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		8,000	14,000
Withdrawal and others		3,200	0
KB Star Office Private Real Estate Investment Trust No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		1,273	1,275
KB-SJ Tourism Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,500	1,500
Withdrawal and others		0	0
KB Pre IPO Secondary Venture Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		585	0
WJ Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		10,000	0
Withdrawal and others		0	0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		5,700	0
Withdrawal and others		0	0
IGIS No.371 Professional Investors' Real Estate Investment Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	10,000	0
Withdrawal and others	[1]	₩ 10,000	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
Koreit Tower Real Estate Investment Trust Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	₩ 30,000	₩ 0
Withdrawal and others	[1]	₩ 30,000	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2020.	Excluded from the Group's related party as of December 31, 2020.
Project Vanilla Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 2,450	₩ 0
Withdrawal and others		0	0
December & Company Inc.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		30,000	0
Withdrawal and others		0	0
2020 KB Fintech Renaissance Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		550	0
Withdrawal and others		0	0
KB Material and Parts No.1 PEF
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		3,400	0
Withdrawal and others		0	0
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		3,230	0
All Together Korea Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		100,000	0
Withdrawal and others		90,127	0
JR GLOBAL REIT
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		219,493	0
Withdrawal and others		3,639	0
KB Private Equity Fund No.3
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		₩ 8,000	₩ 0

[1]	Excluded from the Group's related party as of December 31, 2020.